Operating Leases (Details) - Schedule of reconciliation to the lease liabilities	Dec. 31, 2021 CNY (¥)
Schedule of reconciliation to the lease liabilities [Abstract]
2022	¥ 10,379,175
2023	4,780,870
2024	649,263
2025	246,756
2026	132,792
Thereafter
Total future operating lease payments	16,188,856
Less: imputed interest	(667,834)
Total present value of operating lease liabilities	¥ 15,521,022